EQUITY - Schedule of share option plan Narrative (Details)			12 Months Ended
	May 04, 2017 $ / shares shares	Sep. 04, 2013 $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Share Option Plan
Number of options granted			0	1,405
Number of options exercised by employees			38	226
Number of options outstanding			6,215	7,297	7,710
Number of options exercisable			3,171	3,169
Share split exchange ratio			1.046
Restricted share units [member]
Share Option Plan
Number of options granted			7,808,280
Number of options outstanding			5,219,101
Vesting period of options			3 years
2013 Share Incentive Plan
Share Option Plan
Number of ordinary stock that each option is exercisable into | shares		1
Par value per ordinary share | $ / shares		$ 0.008
Term of the stock options		10 years
Number of options granted			1,405,568
Number of options exercised by employees			229,760	225,964
Number of options outstanding			6,214,912	7,297,303
Number of options exercisable			2,669,614
EMI Share Option Plan
Share Option Plan
Number of ordinary stock that each option is exercisable into | shares	1
Par value per ordinary share | $ / shares	$ 0.008
Term of the stock options	10 years
Vesting period of options	3 years